Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Current	$ 76,842	$ 80,859	$ 82,878
Deferred	21,682	75,044	(24,087)
Total income tax provision	$ 98,524	$ 155,903	$ 58,791
Reconciliation between the statutory federal income tax rate and the effective federal income tax rate from continuing operations
Statutory federal income tax rate	35.00%	35.00%	35.00%
Investment income not subject to federal tax	(3.00%)	(1.80%)	(4.60%)
Tax credits	(0.20%)	(0.30%)	(2.00%)
State income taxes, net of federal benefit	3.20%	1.00%	3.30%
Income tax contingency provisions	0.00%	(1.20%)	(0.40%)
Other, net	(0.90%)	0.20%	0.00%
Effective federal income tax rate	34.10%	32.90%	31.30%
Reconciliation of unrecognized tax benefits
Balance, beginning of year	$ 26,890	$ 21,154	$ 25,850
Additions to tax positions in the current year	1,383	13,931	0
Additions to tax positions in the prior year	50	0	1,497
Reductions to tax positions in the prior year	0	0	(180)
Reductions to tax positions from statutes expiring	(5,230)	(8,195)	(6,013)
Balance, end of year	23,093	26,890	21,154
Federal income taxes
Unrecognized tax benefits	26,890	21,154	25,850	$ 23,093	$ 26,890
Interest and penalties related to the uncertain tax positions	$ 193	$ 2,916	$ 286
Accrued interest and penalties				1,017	$ 1,210
Minimum
Federal income taxes
Anticipated additional decrease in unrecognized tax benefits, low end of range				4,500
Maximum
Federal income taxes
Anticipated additional decrease in unrecognized tax benefits, low end of range				$ 5,500